Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Related party transactions
Amounts due from related parties	¥ 14,038		¥ 7,764		$ 2,203
Amounts due to related parties	681		2,404		$ 107
Impairment of amount due from related parties	860	$ 135
Yicai
Related party transactions
Amounts due from related parties			360
Amounts due to related parties			2,060
Yicai | Provision of service
Related party transactions
Amount of transaction entered with related parties			528	¥ 2,717
Yicai | Loan advanced to the related party
Related party transactions
Amount of transaction entered with related parties	2,000
Yicai | Impairment of amount due from related parties
Related party transactions
Impairment of amount due from related parties	360
Yicai | Provision of rental service
Related party transactions
Amount of transaction entered with related parties			340	377
Medical Cosmetology Group | Repayment of the loan advances to the related party
Related party transactions
Amount of transaction entered with related parties				1,314
Chengdu Zhisu
Related party transactions
Amounts due from related parties	241
Chengdu Zhisu | Provision of service
Related party transactions
Amount of transaction entered with related parties	2,934		4,027	3,052
Chengdu Zhisu | Loan advanced to the related party
Related party transactions
Amount of transaction entered with related parties				5,000
Chengdu Zhisu | Repayment of the loan advances to the related party
Related party transactions
Amount of transaction entered with related parties			5,000
Chengdu Zhisu | Impairment of amount due from related parties
Related party transactions
Impairment of amount due from related parties	500
Xingying
Related party transactions
Amounts due to related parties	33		126
Xingying | Provision of service
Related party transactions
Amount of transaction entered with related parties	1,802		1,127	989
Beijing Mevos
Related party transactions
Amounts due to related parties	642
Beijing Mevos | Expense occurred to the related party
Related party transactions
Amount of transaction entered with related parties	976		1,472	2,051
Beijing Sharing New Medical Technology Co., Ltd
Related party transactions
Amounts due from related parties	¥ 13,797		7,404
Loan, interest rate (as a percent)	4.35%				4.35%
Beijing Sharing New Medical Technology Co., Ltd | Loan advanced to the related party
Related party transactions
Amount of transaction entered with related parties	¥ 13,720		16,889
Beijing Sharing New Medical Technology Co., Ltd | Repayment of the loan advances to the related party
Related party transactions
Amount of transaction entered with related parties	7,170		9,718
Zhang Haipeng
Related party transactions
Cash consideration			1,300
Advertising expense				613
Zhang Haipeng | Expense occurred to the related party
Related party transactions
Amount of transaction entered with related parties			613	¥ 613
Zhisu Limited
Related party transactions
Amounts due to related parties			¥ 168
Future Light | Expense occurred to the related party
Related party transactions
Amount of transaction entered with related parties	¥ 606